Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Accounts Receivable

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Accounts receivable	9,988	12,050	1,891
Allowance for credit losses	(1,320)	(2,069)	(325)

	8,668	9,981	1,566

Movements in Allowance for Credit Losses
The movements in the allowance for credit losses were as follows:

	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	599	928	1,320	207
Adoption of ASU 2016-13	—	119	—	—
Amounts charged to expenses	331	455	830	131
Amounts written off	(2)	(182)	(81)	(13)

Balance as of December 31	928	1,320	2,069	325